Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) (Parenthetical) - shares	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2025
Common Class B [Member]
Number of shares to be forfeited	750,000	750,000	750,000